Income Taxes (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
US federal statutory tax rate	21.00%	21.00%
Permanent differences	(6.56%)	(0.03%)
Change in valuation allowance	(14.44%)	(20.97%)
Total	0.00%	0.00%